EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
EQUIPMENT [Abstract]
Depreciation expense	$ 29,289	$ 9,750	$ 51,902	$ 16,486	$ 53,391	$ 26,711